Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				6 Months Ended			12 Months Ended
	Nov. 25, 2022 shares	Nov. 23, 2022 CNY (¥) shares	Nov. 23, 2022 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 30, 2024 shares
Equity
Share issued (in shares)		58,472,736	58,472,736
Share issued value | $			$ 15,000
Offering expenses | $			$ 13,700
Warrant exercised				0	0
Fair value of warrant liability				¥ (2,338)	$ (322)	¥ (11,551)
ADS
Equity
Warrants exercise price | $ / shares			$ 2.75
Warrant exercised			1
Number of ordinary shares		16	16
ADS | Ordinary shares
Equity
Warrants exercise price | $ / shares			$ 0.001
ADS | Registered Direct Offering
Equity
Number of shares issued		3,654,546	3,654,546
Pre-Funded Warrants
Equity
Warrants to purchase common stock shares	800,000
Warrant exercised								1,000,000
Warrant term		5 years	5 years
Number of shares issued for conversion of convertible loan	12,800,000
Pre-Funded Warrants | ADS | Registered Direct Offering
Equity
Warrants to purchase common stock shares			1,800,000
Warrants
Equity
Fair value of warrant liability | ¥		¥ 36,800		¥ 1,600			¥ 4,000
Warrants | ADS | Registered Direct Offering
Equity
Warrants to purchase common stock shares			5,454,546